Stock-based payment plans (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of assumptions used to calculate fair value of share options and warrants

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
Weighted average fair value of underlying shares	$30.87	$—	$25.55	$49.26
Weighted average expected volatility	47.5%	—%	51.4%	41.2%
Weighted average risk-free interest rate	1.68%	—%	1.69%	2.52%
Weighted average expected term (in years)	3.67	—	3.76	3.27
Dividend yield	—%	—%	—%	—%

Schedule of compensation expenses and total cost including stock-based compensation expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
Stock options	$657	$198	$1,315	$519
Employee warrants (BSPCE)	97	78	183	152
Restricted shares	279	81	556	165
Restricted stock units	768	3,845	768	7,113
Employee warrants (BSA)	86	190	156	332
Employee stock purchase plan	—	303	—	435
Total stock-based compensation expense	$1,887	$4,695	$2,978	$8,716

Cost of revenue and operating expenses include employee stock-based compensation expense as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
Cost of revenue - subscriptions	$74	$315	$95	$492
Cost of revenue - professional services	42	183	81	287
Sales and marketing	676	1,523	1,078	2,704
Research and development	322	1,359	488	2,542
General and administrative	773	1,315	1,236	2,691
Total stock-based compensation expense	$1,887	$4,695	$2,978	$8,716

8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of options and warrants outstanding and weighted-average exercise prices ("WAEP") of share options and warrants

	Number of	Number of employee	Number of	WAEP per option/
	stock options	BSPCE warrants	BSA warrants	warrant
Balance at January 1, 2017	16,778	3,628	300	$0.88
Granted during the period	—	—	—	—
Forfeited during the period	(239)	(35)	—	1.35
Exercised during the period	(2,068)	(1,096)	—	0.67
Balance at June 30, 2017	14,471	2,497	300	$1.00
Balance at January 1, 2018	11,539	1,772	300	1.05
Granted during the period	—	—	—	—
Exercised during the period	(2,054)	(381)	(80)	1.08
Forfeited during the period	(118)	(3)	—	1.42
Balance at June 30, 2018	9,367	1,388	220	$1.01

Schedule summarizes information about stock options outstanding

Date of board of
directors meeting	Exercise price	Number of stock	Number	Grant date fair
authorizing grant	per option	options outstanding	exercisable	value per option
June 11, 2010	$0.46	12	12	$0.06
February 16, 2011	$0.24	59	59	$0.10
June 29, 2011	$0.24	5	5	$0.10
April 25, 2012	$0.55	6	6	$0.03
April 30, 2012	$0.55	101	101	$0.03
September 21, 2012	$0.62	136	136	$0.03
June 12, 2013	$0.62	115	115	$0.02
December 17, 2013	$0.62	4,770	4,770	$0.02
April 24, 2014	$0.62	265	265	$0.44
October 24, 2014	$1.15	112	69	$0.44
December 18, 2014	$1.15	534	439	$0.44
February 6, 2015	$1.15	1,185	721	$0.44
April 24, 2015	$1.29	283	168	$0.44
July 23, 2015	$1.34	441	272	$0.45
October 20, 2015	$1.34	355	97	$0.45
February 4, 2016	$1.57	689	336	$0.51
April 15, 2016	$1.66	299	120	$0.58
		9,367	7,691

Schedule of information about employee warrants outstanding

Date of board of		Number of
directors meeting	Exercise price	employee warrants	Number	Grant date fair
authorizing grant	per warrant	outstanding	exercisable	value per warrant
June 11, 2010	$0.46	16	16	$0.06
February 16, 2011	$0.46	32	32	$0.10
April 30, 2012	$0.55	72	72	$0.03
September 21, 2012	$0.62	143	143	$0.03
October 24, 2014	$1.15	360	315	$0.44
December 18, 2014	$1.15	346	290	$0.44
February 6, 2015	$1.15	2	2	$0.44
April 24, 2015	$1.29	193	141	$0.44
July 23, 2015	$1.34	4	3	$0.45
October 20, 2015	$1.34	7	4	$0.45
February 4, 2016	$1.57	36	14	$0.51
April 15, 2016	$1.66	177	79	$0.58
		1,388	1,111

1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of options and warrants outstanding and weighted-average exercise prices ("WAEP") of share options and warrants

	Number of	Number of employee	Number of	WAEP per option/
	stock options	BSPCE warrants	BSA warrants	warrant
Balance at January 1, 2017	731	93	18	$16.64
Granted during the period	169	30	27	26.97
Exercised during the period	—	—	—	—
Forfeited during the period	(27)	(3)	—	21.56
Balance at June 30, 2017	872	120	45	$19.89
Balance at January 1, 2018	840	121	50	21.97
Granted during the period	2	—	38	44.53
Exercised during the period	(71)	(4)	—	20.96
Forfeited during the period	(66)	(1)	—	21.59
Balance at June 30, 2018	705	116	88	$22.43

Schedule summarizes information about stock options outstanding

Date of board of
directors meeting	Exercise price	Number of share	Number	Grant date fair
authorizing grant	per option	options outstanding	exercisable	value per option
July 8, 2016	$16.23	468	129	$5.42
August 24, 2016	$29.67	10	4	$11.47
November 3, 2016	$22.31	36	8	$8.59
December 2, 2016	$22.77	40	15	$8.04
February 3, 2017	$22.85	91	23	$9.47
May 3, 2017	$30.87	28	7	$11.39
July 28, 2017	$38.37	29	5	$13.47
October 31,2017	$40.87	1	—	$14.52
February 7, 2018	$37.24	2	—	$11.55
		705	191

Schedule of information about employee warrants outstanding

Date of board of		Number of
directors meeting	Exercise price	employee warrants	Number	Grant date fair
authorizing grant	per warrant	outstanding	exercisable	value per warrant
July 8, 2016	$16.23	67	30	$5.42
August 24, 2016	$29.67	6	2	$11.47
November 3, 2016	$22.31	4	2	$8.59
February 3, 2017	$22.85	11	4	$9.47
May 3, 2017	$30.87	17	5	$11.39
July 28, 2017	$38.37	9	2	$13.47
October 31, 2017	$40.87	2	—	$14.52
		116	45

Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of options and warrants outstanding and weighted-average exercise prices ("WAEP") of share options and warrants

	Service-based	Performance-based	Weighted-average
	RSUs	RSUs	grant date fair value
Unvested balance at January 1, 2017	—	—	$—
Granted during the period	269	279	30.87
Released during the period	—	—	—
Forfeited during the period	(2)	—	30.87
Unvested balance at June 30, 2017	267	279	$30.87
Unvested balance at January 1, 2018	509	—	33.10
Granted during the period	570	247	43.90
Released during the period	(23)	(29)	33.07
Forfeited during the period	(44)	(12)	35.65
Unvested balance at June 30, 2018	1,012	206	$40.23